Document and Entity Information	6 Months Ended
Jun. 29, 2013
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	Amendment No. 1 to Registration Statement (No. 333-191581) on Form S-1.
Document Period End Date	Jun. 29, 2013
Trading Symbol	GIMO
Entity Registrant Name	GIGAMON INC.
Entity Central Index Key	0001484504
Entity Filer Category	Non-accelerated Filer